Financial instruments: - Foreign currency risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	$ 45,757
Percentage of reasonably possible increase (as a percent)	10.00%
Percentage of reasonably possible decrease (as a percent)	10.00%
Closing foreign exchange rate | $ / $	0.7378
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	$ 27,597
Short-term investments
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	22,487
Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	649
Research tax credit
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	485
Other assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	37
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	(4,951)
Lease liability, total
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure	(547)
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments
Increase in measurement due to reasonably possible increase in unobservable input	4,576
(Decrease) in measurement due to reasonably possible decrease in unobservable input	$ 4,576
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase (as a percent)	1.00%
Percentage of reasonably possible decrease (as a percent)	1.00%
Increase in measurement due to reasonably possible increase in unobservable input	$ 469
(Decrease) in measurement due to reasonably possible decrease in unobservable input	$ 469